Net Loss Per Share Attributable to Common Shareholders - Schedule Of Earnings Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Earnings Per Share Basic And Diluted
Net loss	$ (61,195)	$ (87,589)
Weighted Average Number of Shares Outstanding, Basic	17,476,105	4,213,244
Weighted Average Number of Shares Outstanding, Diluted	17,476,105	4,213,244
Net loss per share attributable to common stockholders, basic	$ (3.5)	$ (20.79)
Net loss per share attributable to common stockholders, diluted	$ (3.5)	$ (20.79)